INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Reconciliation of changes in associates and joint ventures
Balance at beginning of year			$ 4,967	$ 4,591	$ 4,591
Share of earnings for the year	$ 11	$ 34	59	$ 52	224
Foreign currency translation and other			(590)		(62)
Share of other comprehensive income from associates and joint ventures, other than foreign exchange differences			33		54
Distributions			(131)		(254)
Disposition of interest			0		(135)
Investments Reclassified as Held for Sale			2		38
Acquisitions			0		587
Balance at end of year	$ 4,336		$ 4,336		$ 4,967